SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS
Short-term bank loans		Rp 4,043	Rp 2,289
Current maturities of long-term borrowings		6,296	5,209
Total current borrowings and current portion of non-current borrowings	$ 719	Rp 10,339	Rp 7,498